Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund
Fund Summary
Investment Objective
The fund seeks to match the total return of the Standard & Poor's 500® Composite Stock Price Index (S&P 500®).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus BASIC S&P 500 Stock Index Fund
Management fees		0.20%
Other expenses		0.01%
Total annual fund operating expenses		0.21%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.20%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in the amount equal to the fund's allocable portion of fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus BASIC S&P 500 Stock Index Fund	20	64	113	255

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2.12% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 95% of its total assets in common stocks included in the S&P 500®. To replicate index performance, the fund's portfolio managers use a passive management approach and purchase all or a representative sample of securities comprising the S&P 500®. The fund may also use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500®. The fund attempts to have a correlation between its performance and that of the S&P 500® of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each company's stock is weighted by the number of available float shares
(i.e., those shares available to investors) divided by the total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2009: 15.95% Worst Quarter Q4, 2008: -22.00%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dreyfus BASIC S&P 500 Stock Index Fund	Fund returns before taxes	1.98%	(0.36%)	2.75%
Dreyfus BASIC S&P 500 Stock Index Fund After Taxes on Distributions	Fund returns after taxes on distributions	1.68%	(0.72%)	2.40%
Dreyfus BASIC S&P 500 Stock Index Fund After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	1.65%	(0.36%)	2.29%
Dreyfus BASIC S&P 500 Stock Index Fund S&P 500® Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%